Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, and 2022 calendar years. The compensation reported is an average for all of our named executive officers other than our principal executive officer.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3) (4)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) (in thousands)	U.S. Revenue (in thousands) (6)
					DCPH Total Shareholder Return	Peer Group Total Shareholder Return (5)
2022	$3,554,485	$8,973,553	$1,352,930	$2,798,275	$26.33	$111.27	$(178,931)	$97,216
2021	$9,414,654	$(8,237,764)	$3,222,924	$(1,895,123)	$15.70	$124.89	$(299,964)	$81,476
2020	$7,794,944	$3,746,626	$2,357,955	$1,772,876	$91.69	$125.69	$(266,489)	$37,989

Company Selected Measure Name	U.S. Revenue(in thousands) (6)
Named Executive Officers, Footnote [Text Block]
(1) In 2020, 2021 and 2022, our principal executive officer was Steven L. Hoerter.
(2) In 2021 and 2022, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., and Daniel C. Martin; in 2020, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., Daniel C. Martin, and Stephen B Ruddy, Ph.D.

(1) In 2020, 2021 and 2022, our principal executive officer was Steven L. Hoerter.
(2) In 2021 and 2022, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., and Daniel C. Martin; in 2020, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., Daniel C. Martin, and Stephen B Ruddy, Ph.D.

(1) In 2020, 2021 and 2022, our principal executive officer was Steven L. Hoerter.
(2) In 2021 and 2022, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., and Daniel C. Martin; in 2020, our other named executive officers were Thomas P. Kelly, Matthew L. Sherman, M.D., Daniel L. Flynn, Ph.D., Daniel C. Martin, and Stephen B Ruddy, Ph.D.

Peer Group Issuers, Footnote [Text Block]	(5) Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 3,554,485	$ 9,414,654	$ 7,794,944
PEO Actually Paid Compensation Amount	$ 8,973,553	(8,237,764)	3,746,626
Adjustment To PEO Compensation, Footnote [Text Block]
(3) The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown as being “Actually Paid” in the table above:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,554,485	$1,352,930	$9,414,654	$3,222,924	$7,794,944	$2,357,955
Adjustments for stock option and restricted stock awards
(Subtraction): Summary Compensation Table Stock Award Amounts and Option Award Amounts	(2,311,965)	(574,162)	(8,402,574)	(2,566,220)	(6,597,306)	(1,642,525)
Addition: Fair value at year end of equity awards granted during the covered fiscal year that are outstanding and unvested at year end	4,139,605	1,078,617	2,412,177	853,115	5,621,499	1,461,294
Addition (Subtraction): Year-over-year change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested at year end	1,867,341	586,710	(9,301,993)	(2,497,620)	(913,426)	(279,492)
Addition: Vesting date fair value of equity awards granted and vesting during such year	976,429	176,855	809,790	180,286	1,325,624	264,075
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	747,658	177,325	(3,169,818)	(1,087,608)	(3,484,709)	(388,431)
Compensation Actually Paid (as calculated)	$8,973,553	$2,798,275	$(8,237,764)	$(1,895,123)	$3,746,626	$1,772,876

Non-PEO NEO Average Total Compensation Amount	$ 1,352,930	3,222,924	2,357,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,798,275	$ (1,895,123)	$ 1,772,876
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3) The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown as being “Actually Paid” in the table above:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,554,485	$1,352,930	$9,414,654	$3,222,924	$7,794,944	$2,357,955
Adjustments for stock option and restricted stock awards
(Subtraction): Summary Compensation Table Stock Award Amounts and Option Award Amounts	(2,311,965)	(574,162)	(8,402,574)	(2,566,220)	(6,597,306)	(1,642,525)
Addition: Fair value at year end of equity awards granted during the covered fiscal year that are outstanding and unvested at year end	4,139,605	1,078,617	2,412,177	853,115	5,621,499	1,461,294
Addition (Subtraction): Year-over-year change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested at year end	1,867,341	586,710	(9,301,993)	(2,497,620)	(913,426)	(279,492)
Addition: Vesting date fair value of equity awards granted and vesting during such year	976,429	176,855	809,790	180,286	1,325,624	264,075
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	747,658	177,325	(3,169,818)	(1,087,608)	(3,484,709)	(388,431)
Compensation Actually Paid (as calculated)	$8,973,553	$2,798,275	$(8,237,764)	$(1,895,123)	$3,746,626	$1,772,876

Equity Valuation Assumption Difference, Footnote [Text Block]
(4) The fair value of stock options included in compensation actually paid is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The range of assumptions used in estimating the fair value for the stock options included in compensation actually paid during 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Risk-free interest rate	1.35 - 4.33%	0.50 - 1.39%	0.30 - 1.75%
Expected term (in years)	5.50 - 6.25 years	5.50 - 6.25 years	5.50 - 6.25 years
Expected volatility	76.7 - 82.8%	73.1 - 81.1%	72.2 - 81.1%
Expected dividend yield	0%	0%	0%

(4) The fair value of stock options included in compensation actually paid is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The range of assumptions used in estimating the fair value for the stock options included in compensation actually paid during 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Risk-free interest rate	1.35 - 4.33%	0.50 - 1.39%	0.30 - 1.75%
Expected term (in years)	5.50 - 6.25 years	5.50 - 6.25 years	5.50 - 6.25 years
Expected volatility	76.7 - 82.8%	73.1 - 81.1%	72.2 - 81.1%
Expected dividend yield	0%	0%	0%

(4) The fair value of stock options included in compensation actually paid is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The range of assumptions used in estimating the fair value for the stock options included in compensation actually paid during 2022, 2021, and 2020 are as follows:

	2022	2021	2020
Risk-free interest rate	1.35 - 4.33%	0.50 - 1.39%	0.30 - 1.75%
Expected term (in years)	5.50 - 6.25 years	5.50 - 6.25 years	5.50 - 6.25 years
Expected volatility	76.7 - 82.8%	73.1 - 81.1%	72.2 - 81.1%
Expected dividend yield	0%	0%	0%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below represents a comparison of the compensation actually paid to our principal executive officer and the average compensation “actually paid” to our other named executive officers set forth in the Pay versus Performance table above, as compared against the following performance measures: (1) our cumulative total shareholder return (“TSR”), (2) the Nasdaq Biotechnology Index (“NBI”) total shareholder return, (3) our net loss, and (4) our total U.S revenue in 2022. The chart below also represents a comparison of our TSR against our peer group (NBI) TSR. For purposes of comparison, each of the metrics in the chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
Compensation Actually Paid vs. Net Income [Text Block]	The chart below represents a comparison of the compensation actually paid to our principal executive officer and the average compensation “actually paid” to our other named executive officers set forth in the Pay versus Performance table above, as compared against the following performance measures: (1) our cumulative total shareholder return (“TSR”), (2) the Nasdaq Biotechnology Index (“NBI”) total shareholder return, (3) our net loss, and (4) our total U.S revenue in 2022. The chart below also represents a comparison of our TSR against our peer group (NBI) TSR. For purposes of comparison, each of the metrics in the chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below represents a comparison of the compensation actually paid to our principal executive officer and the average compensation “actually paid” to our other named executive officers set forth in the Pay versus Performance table above, as compared against the following performance measures: (1) our cumulative total shareholder return (“TSR”), (2) the Nasdaq Biotechnology Index (“NBI”) total shareholder return, (3) our net loss, and (4) our total U.S revenue in 2022. The chart below also represents a comparison of our TSR against our peer group (NBI) TSR. For purposes of comparison, each of the metrics in the chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
Tabular List [Table Text Block]
The following is a tabular list of the six most important performance measures, including our sole financial performance measure, that we use to link compensation actually paid to our named executive officers, and appear in no particular order:

1	Maximize the value of QINLOCK for patients and stockholders;
2	Rapidly advance vimseltinib in our Phase 3 MOTION study in TGCT;
3	Advance DCC-3116 in clinical development;
4	Advance our research pipeline;
5	Invest in our culture and enable future growth; and
6	Achieve U.S. revenue target.

Total Shareholder Return Amount	$ 26.33	$ 15.70	$ 91.69
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (178,931,000)	$ (299,964,000)	$ (266,489,000)
Company Selected Measure Amount	97,216,000	81,476,000	37,989,000
PEO Name	Steven L. Hoerter	Steven L. Hoerter	Steven L. Hoerter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Maximize the value of QINLOCK for patients and stockholders;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Rapidly advance vimseltinib in our Phase 3 MOTION study in TGCT;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Advance DCC-3116 in clinical development;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Advance our research pipeline;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Invest in our culture and enable future growth; and
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Achieve U.S. revenue target.
PEO [Member] | Stock Awards & Options Total Value Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,311,965)	$ (8,402,574)	$ (6,597,306)
PEO [Member] | Equity Awards Granted in Current Year Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,139,605	2,412,177	5,621,499
PEO [Member] | Equity Awards Granted in Prior Year Change in Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,867,341	(9,301,993)	(913,426)
PEO [Member] | Equity Awards Granted in Current Year Vested Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	976,429	809,790	1,325,624
PEO [Member] | Equity Awards Granted in Prior Year Vested Change in Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	747,658	(3,169,818)	(3,484,709)
Non-PEO NEO [Member] | Stock Awards & Options Total Value Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(574,162)	(2,566,220)	(1,642,525)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,078,617	853,115	1,461,294
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year Change in Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	586,710	(2,497,620)	(279,492)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year Vested Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	176,855	180,286	264,075
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year Vested Change in Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 177,325	$ (1,087,608)	$ (388,431)